Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2021	Jun. 30, 2021	Sep. 27, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FDIC insured amount				$ 250,000				$ 250,000
Cash balance in foreign bank accounts				4,607,000				4,607,000	$ 206,000
Impairment charges										$ 0
Amortization expense	$ 3,553,000		$ 2,699,000			$ 10,391,000	$ 8,099,000	11,082,000	10,456,000	4,434,000
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months															$ 13,421
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Two														$ 13,421
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Three													$ 13,258
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Four												$ 12,444
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Five											$ 12,444
Debt Issuance Costs	$ 12,600,000			16,684,000		12,600,000		16,684,000	15,065,000
Amortization of Debt Issuance Costs								$ 3,092	3,097	3,797
Effective Income Tax Rate Reconciliation, Percent	9.90%		28.90%				23.80%	50.00%
Income Tax Examination, Penalties and Interest Accrued				0				$ 0	0
Unrecognized Tax Benefits				0				0	0
Total advertising expenses								4,379	3,921	997
Research and Development Expense, Total	$ 7,133,000		$ 5,982,000			$ 20,167,000	$ 17,198,000	23,483,000	20,630,000	6,802,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax									397
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax				$ 16,000				16,000
Other expense								284	$ 27	$ 590
Empower Ltd [Member]
Warrants to purchase				13,000,000	13,000,000
FDIC insured amount		$ 250,000		$ 250,000	$ 250,000			$ 250,000
Other expense		$ (11,203,841)		$ (4,169,979)	$ (11,283,973)
Dilutive securities				0	0
Maximum [Member]
Intangible Assets, Remaining Amortization Period								25 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Estimated Useful Lives								twenty-five
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives								ten
Minimum [Member]
Intangible Assets, Remaining Amortization Period								10 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Estimated Useful Lives								ten years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives								three
Technology-Based Intangible Assets [Member]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax				$ 690				$ 690
Technology-Based Intangible Assets [Member] | Maximum [Member]
Intangible Assets, Remaining Amortization Period								14 years
Technology-Based Intangible Assets [Member] | Minimum [Member]
Intangible Assets, Remaining Amortization Period								5 years
Trade Names [Member]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax				$ 16				$ 16
Trade Names [Member] | Maximum [Member]
Intangible Assets, Remaining Amortization Period								20 years
Trade Names [Member] | Minimum [Member]
Intangible Assets, Remaining Amortization Period								15 years